Supplemental Disclosures of Noncash Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Accrued capital expenditures and deferred lease costs	$ 12,598	$ 8,218	$ 8,047
Change in accrued offering costs related to issuance of common stock	(567)	227	1,370
Net assets assumed upon consolidation of variable interest entity, net of notes receivable previously recorded	0	188,283	0
Liabilities assumed upon consolidation of variable interest entity	0	191,814	0
Redeemable common stock	$ 0	$ 0	$ 75,164